Leases (Details Narrative) $ in Thousands	1 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) ft²	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jul. 31, 2027
Operating lease payments		$ 239		$ 458	$ 549	$ 563
Operating lease weighted average remaining lease term		8 months 12 days	1 year 3 months 18 days		1 year 3 months 18 days
Operating lease weighted average discount rate percent		15.60%	15.60%		15.60%
Lessee operating lease remaining lease term			The leases have remaining terms ranging from three months to 1.8 years and expire at various dates through July 2027.
Operating lease liabilities		$ 159	$ 370		$ 370
Operating lease right of use asset		159	370		370	1,022
Operating lease liability		$ 156	274		274	$ 428
Impairment loss	$ 725
Lowell Massachusetts Lease [Member]
Operating lease right of use asset			86		86
Operating lease liability			86		86
Lease [Member]
Lessee operating lease remaining lease term				2 years 4 months 24 days
Area of land | ft²				19,436
Four Properties [Member]
Operating lease liabilities			528		528
Operating lease right of use asset			$ 528		$ 528
Forecast [Member] | Maximum [Member]
Lessee operating lease remaining lease term							1 year 1 month 6 days